Label	Element	Value
PACE International Equity Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	PACE International Equity Investments
Strategy [Heading]	rr_StrategyHeading	The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Management process" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the third and fourth paragraphs of that section in their entirety and inserting the following in their place:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

J.P. Morgan uses an active Europe, Australasia, and Far East Opportunities strategy. J.P. Morgan applies a uniform valuation methodology across regions and sectors, and analysts conduct thorough analysis with a particular emphasis on a company's normalized (or mid-cycle) earnings and their intermediate growth rate. J.P. Morgan typically focuses on the most attractive companies, within a sector, that possess a catalyst for share price appreciation.

Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of global equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital also employs monitoring tools and certain additional constraints to ensure compliance with global short sale regulations. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 49 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the sixth through eighth sentences of the first paragraph in their entirety and inserting the following in their place:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Mondrian assumed day-to-day management of a portion of the fund's assets on April 1, 2004. J.P. Morgan assumed day-to-day management of another portion of the fund's assets on November 8, 2010. Chautauqua assumed day-to-day management of a separate portion of the fund's assets on August 5, 2013. Los Angeles Capital assumed day-to-day management of another portion of the fund's assets on September 13, 2013.